CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Cash at banks and on hand	304	279
Short-term deposits and securities	56	107
Total cash and cash equivalents	360	386
Cash and cash equivalents are held in the following currencies:

	31 December 2017	31 December 2016
	€ million	€ million
Euro	248	272
US dollar	27	23
British pound	30	25
Norwegian krone	34	54
Swedish krona	8	2
Other	13	10
Total cash and cash equivalents	360	386